Exhibit 99.7

Item #4 Form ABS Due Diligence 15E

Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Mortgage Connect, LP ("Mortgage Connect") was engaged by Loan Funding Structure LLC as diligence agent to provide title reports for a population of 1355 mortgage loans with respect to securities issued in connection with BRAVO 2024-RPL1. Mortgage Connect, in order to provide said reports, completed a detailed land records search on each asset to obtain all of the following information as it pertains to the ownership & encumbrance of each residential asset pledged as security:

●	Vesting Information
●	Transfer/Conveyance Information
●	Mortgage Information
●	Judgment/Lien Information
●	Additional Recorded Document Information
●	Bankruptcy Information
●	Legal Description

Provided with each title report was a summary of all aforementioned information, recorded copies of all pertinent documents, and an Excel data file with all property report data output information.

The assets reviewed in this population of 1355 mortgage loans were all residential single-family & multi-family homes.

Mortgage Connect completed a review of the 1355 title reports to identify potential liens/judgments that may exist affecting each mortgage loan’s first lien status, as well as liens/judgments recorded post-origination. With respect to these 1355 mortgage loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.
2.	As set forth in the title search report, the subject mortgage is in 1st lien position, with the exception of:
a.	91 mortgage loans for which potentially superior pre-origination mortgage liens were found of record. For those loans, the total amount of such potentially superior per-origination mortgage liens is $8,536,839.77.
b.	67 mortgage loans for which potentially superior pre-origination non-mortgage liens were found of record. For those loans, the total amount of such potentially superior per-origination non-mortgage liens is $152,239.03.
3.	As set forth in the title search reports:
a.	13 mortgage loans in Super Lien states with potentially superior post-origination HOA liens. The total amount of such potentially superior post-origination HOA liens is $71,068.59.
b.	39 mortgage loans with potentially superior post-origination Municipal liens. The total amount of such potentially superior post-origination liens is $149,166.80.
c.	33 mortgage loans with potentially superior delinquent tax amounts. The total amount of such potentially superior delinquent taxes is $31,190.31.
d.	65 mortgage loans with tax information that is unavailable due to jurisdiction restrictions.

Thank You,

Mortgage Connect, LP

Mortgage Connect | 260 Airside Dr | Moon Township | Pennsylvania | 15108 | P: 866-789-1814 | F: 866-789-1845 | mortgageconnectlp.com